S000005556 [Member] Expense Example - Nuveen Mid Cap Value Opportunities Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 684
Expense Example, with Redemption, 3 Years	925
Expense Example, with Redemption, 5 Years	1,188
Expense Example, with Redemption, 10 Years	1,937
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	191
Expense Example, with Redemption, 3 Years	603
Expense Example, with Redemption, 5 Years	1,043
Expense Example, with Redemption, 10 Years	2,267
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	516
Expense Example, with Redemption, 10 Years	1,157
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	451
Expense Example, with Redemption, 10 Years	$ 1,016